Offerings - Offering: 1	Feb. 27, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	2,495,626
Proposed Maximum Offering Price per Unit	52.44
Maximum Aggregate Offering Price	$ 130,870,627.44
Fee Rate	0.01531%
Amount of Registration Fee	$ 20,036.29
Offering Note	In accordance with Rule 416(a) under the Securities Act of 1933, as amended ("Securities Act"), this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued under the Rhythm Pharmaceuticals, Inc. 2017 Incentive Award Plan (the "Incentive Plan") to prevent dilution resulting from stock splits, stock dividends or similar transactions. In addition, pursuant to Rule 416(c) under the Securities Act, this registration statement also covers an indeterminate amount of interests to be offered or sold pursuant to the Incentive Plan. The Amount Registered consists of 2,495,626 shares of Common Stock that may become issuable under the Incentive Plan pursuant to its terms. The Proposed Maximum Offering Price Per unit is estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act of 1933, as amended, and based upon the average of the high and low prices of the Common Stock as reported on the Nasdaq Global Select Market on February 26, 2025.